Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
Mar. 31, 2017 USD ($)
Employee Benefits And Share Based Compensation [Abstract]
Additional contribution percentage by the company	1.00%
Matching contributions or profit-sharing contributions to 401(k) plan by employer	$ 0